Employee Benefits	6 Months Ended
Jun. 30, 2019
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Employee Benefits

13. Employee Benefits

Details of the employee benefits are as follows:

	Three months ended June 30,		Six months ended June 30,
	2019	2018	2019	2018
	(euros in thousands)
Salaries and wages	3,454	2,876	6,476	5,505
WBSO subsidy	(1,071)	(733)	(2,319)	(1,900)
Social security premiums	291	198	579	449
Health insurance	65	69	215	188
Pension costs	294	188	564	390
Share-based compensation	1,806	2,109	3,058	4,554
Other personnel expense	1,150	224	1,786	433

Total employee benefits expense	5,989	4,931	10,359	9,619

Share-based compensation expense recognized as employee benefit expenses was as follows:

	Three months ended June 30,		Six months ended June 30,
	2019	2018	2019	2018
	(euros in thousands)
R&D costs	715	714	1,482	1,525
Management and administration costs	919	1,343	1,255	2,852
Other expenses	172	52	321	177

	1,806	2,109	3,058	4,554

Subsidies earned under the WBSO are deferred and recognized in the Company’s income statement as a reduction to labor costs over the period labor costs are expected to be incurred. The Company has recognized subsidies of €1.1 million and €2.3 million for the three and six months ended June 30, 2019, respectively, as compared to €0.7 million and €1.9 million for the three and six months ended June 30, 2018, respectively.

The Company’s headcount at June 30, 2019 was approximately 112 full-time equivalents and consisted of 94 employees in the Netherlands and 18 employees in the U.S. A total of 29 employees who are devoted to activities other than R&D and overall management of the Company were included under management and administration costs for the three and six months ended June 30, 2019.

The Company’s headcount at June 30, 2018 was approximately 85 full-time equivalents and consisted of 70 employees in the Netherlands and 15 employees in the U.S. A total of 18 employees who were devoted to activities other than R&D and overall management of the Company were included under management and administration costs for the three and six months ended June 30, 2018.